Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of illustrates the correction of the error
Three months ended March 31, 2021
Income from operations as reported	$557,235
Effect on share-based payment for service	(1,695,042)
Loss from operations as revised	$1,137,807)

Three months ended March 31, 2021
Net income as reported	$156,766
Effect on share-based payment for service	(1,695,042)
Net loss as revised	$(1,538,276)

Three months ended March 31, 2021
EPS as reported	$0.00
Effect on EPS	(0.02)
EPS as revised	$(0.02)